Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Cash	$31,034,781
Sponsor loan	(500,000)
Warrant liability	(30,040,000)
Net assets acquired	$494,781